Reverse Acquisition (Details Textual) (USD $)	0 Months Ended			12 Months Ended	0 Months Ended
	Aug. 15, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 President [Member]	Aug. 15, 2013 Global Energy Innovations, Inc. [Member]	Aug. 15, 2013 Global Energy Innovations, Inc. [Member] Minimum [Member]	Aug. 15, 2013 Global Energy Innovations, Inc. [Member] Maximum [Member]	Aug. 15, 2013 Common Stock [Member] Global Energy Innovations, Inc. [Member]	Aug. 15, 2013 Common Stock [Member] Global Energy Innovations, Inc. [Member] Post Split [Member]	Aug. 15, 2013 Series A Preferred Stock [Member] Global Energy Innovations, Inc. [Member]
Subsequent Event [Line Items]
Preferred shares authorized		10,000,000
Preferred stock, par value		$ 0.001
Description of conversion basis					Each share of preferred stock has a conversion rate of 1/1000 of the issued and outstanding common stock and the total carries 50% of the voting rights until converted.
Percentage of shares acquired					100.00%
Cash payments for entity	$ 250,000				$ 250,000
Number of shares issued in acquisition								15,000,000	75,000	2,500
Royalty rate						2.50%	1.50%
Royalty rate sales threshold						$ 100,000,000	$ 100,000,000
Common stock, shares outstanding		126,970	30,000	26,066	9,000,000
Acquisition description					10 years
Pro-rata percentage based on shares held by the President				65.20%